Information Concerning the Group's Consolidated Operations - Summary of Key Performance Indicators by Reportable Segments (Detail) € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)
Disclosure of operating segments [Line Items]
External revenues and other income	$ 33,715,000	$ 56,444,000	$ 62,565,000	$ 35,152,000
Research and development expenses	(79,227,000)	(78,458,000)	(58,154,000)
Selling, general and administrative expenses	(44,750,000)	(43,413,000)	(30,223,000)
Royalties and other operating income and expenses	(2,389,000)	(1,876,000)	(5,171,000)
Total operating expenses	(126,366,000)	(123,746,000)	(93,549,000)	(42,122,000)
Operating income (loss) before tax	(92,650,000)	(67,302,000)	(30,984,000)	(6,970,000)
Financial gain (loss)	(11,032,000)	46,000	8,378,000
Income (loss) from continuing operations	(103,683,000)	(67,255,000)	(22,606,000)	2,458,000
Non controlling interests	4,315,000		(190,000)
Net income (loss) attributable to shareholders of Cellectis	(99,368,000)	(67,255,000)	(22,796,000)
Adjustment of share-based compensation attributable to shareholders of Cellectis	48,925,000	58,622,000	33,402,000
Adjusted net income (loss) attributable to shareholders of Cellectis	(50,442,000)	(8,633,000)	10,606,000
Depreciation and amortization	(3,371,000)	(2,211,000)	(1,937,000)
Additions to tangible and intangible assets	2,642,000	14,573,000	4,413,000
Impairment of tangible assets	(3,140,000)	(1,986,000)	(1,761,000)
Assets Under Construction [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible assets	(798,000)
Inter-segment Revenues[Member]
Disclosure of operating segments [Line Items]
External revenues and other income	(2,782,000)	(3,729,000)	(2,643,000)
Operating Segments [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	36,498,000	60,173,000	65,208,000
Cellectis [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	33,715,000	56,444,000	62,565,000
Therapeutics [Member]
Disclosure of operating segments [Line Items]
Research and development expenses	(73,170,000)	(74,345,000)	(55,280,000)
Selling, general and administrative expenses	(31,607,000)	(38,603,000)	(28,390,000)
Royalties and other operating income and expenses	(2,005,000)	(1,402,000)	(4,899,000)
Total operating expenses	(106,782,000)	(114,351,000)	(88,569,000)
Operating income (loss) before tax	(73,813,000)	(58,492,000)	(26,053,000)
Financial gain (loss)	(11,033,000)	(41,000)	8,119,000
Income (loss) from continuing operations	(84,846,000)	(58,533,000)	(17,934,000)
Non controlling interests			(190,000)
Net income (loss) attributable to shareholders of Cellectis	(84,846,000)	(58,533,000)	(18,124,000)
Adjustment of share-based compensation attributable to shareholders of Cellectis	42,968,000	57,524,000	32,613,000
Adjusted net income (loss) attributable to shareholders of Cellectis	(41,877,000)	(1,009,000)	14,489,000
Depreciation and amortization	(2,820,000)	(1,866,000)	(1,838,000)
Additions to tangible and intangible assets	1,849,000	4,164,000	3,886,000
Therapeutics [Member] | Assets Under Construction [Member]
Disclosure of operating segments [Line Items]
Impairment of tangible assets	(798,000)
Therapeutics [Member] | Inter-segment Revenues[Member]
Disclosure of operating segments [Line Items]
External revenues and other income	(2,615,000)	(3,599,000)	(2,643,000)	$ 900,000	€ 0.8
Therapeutics [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	35,584,000	59,458,000	65,159,000
Therapeutics [Member] | Cellectis [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	32,969,000	55,859,000	62,516,000
Plants [Member]
Disclosure of operating segments [Line Items]
Research and development expenses	(6,057,000)	(4,112,000)	(2,874,000)
Selling, general and administrative expenses	(13,143,000)	(4,809,000)	(1,834,000)
Royalties and other operating income and expenses	(384,000)	(474,000)	(272,000)
Total operating expenses	(19,584,000)	(9,395,000)	(4,980,000)
Operating income (loss) before tax	(18,837,000)	(8,810,000)	(4,931,000)
Financial gain (loss)		87,000	259,000
Income (loss) from continuing operations	(18,837,000)	(8,722,000)	(4,672,000)
Non controlling interests	4,315,000
Net income (loss) attributable to shareholders of Cellectis	(14,522,000)	(8,722,000)	(4,672,000)
Adjustment of share-based compensation attributable to shareholders of Cellectis	5,957,000	1,098,000	789,000
Adjusted net income (loss) attributable to shareholders of Cellectis	(8,565,000)	(7,625,000)	(3,883,000)
Depreciation and amortization	(551,000)	(345,000)	(99,000)
Additions to tangible and intangible assets	792,000	10,410,000	526,000
Plants [Member] | Inter-segment Revenues[Member]
Disclosure of operating segments [Line Items]
External revenues and other income	(167,000)	(130,000)
Plants [Member] | Operating Segments [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	914,000	716,000	49,000
Plants [Member] | Cellectis [Member]
Disclosure of operating segments [Line Items]
External revenues and other income	$ 747,000	$ 585,000	$ 49,000